Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Reconciliation of Operating Lease Commitments to Lease Liability

The following is a reconciliation of total operating lease commitments as at June 30, 2019 to the lease liability recognised at July 1, 2019.

Total operating lease commitments disclosed at June 30, 2019	A$	920,883

Recognition exceptions:
Lease with remaining lease term of less than 12 months	A$	(7,621)

Operating leases liabilities before discounting	A$	913,262
Discounted using incremental borrowing rate	A$	(70,169)
Operating lease liabilities	A$	843,093

Summary of Expected Useful Lives of Property, Plant and Equipment (Excluding Land)

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Leasehold improvements	period of the lease term
Plant and equipment	3-7 years